Annual Total Returns- Vanguard Intermediate-Term Treasury Fund (Retail) [BarChart] - Retail - Vanguard Intermediate-Term Treasury Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.80%	2.67%	(3.09%)	4.32%	1.50%	1.19%	1.57%	1.00%	6.29%	8.21%